Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets and Other Current Financial Assets	Other Current Assets and Other Current Financial Assets
7.1 Other Current Assets:

	2024	2023
Prepaid expenses	Ps. 1,775	Ps. 902
Agreements with customers, net of accumulated amortization	132	126
Others	38	29
	Ps. 1,945	Ps. 1,057
Prepaid expenses as of December 31, 2024 and 2023 are as follows:

	2024	2023
Advances to suppliers	Ps. 1,720	Ps. 789
Advertising and promotional expenses paid in advance	30	96
Prepaid insurance	25	17
	Ps. 1,775	Ps. 902
Advertising and promotional expenses recorded in the consolidated income statements for the years ended December 31, 2024, 2023 and 2022, were Ps. 4,827 Ps. 4,691 and Ps. 3,983 respectively.
7.2 Other Current Financial Assets:

	2024	2023
Restricted cash (1)	Ps. 349	Ps. 304
Derivative financial instruments (See Note 19)	597	263
	Ps. 946	Ps. 567
(1)Restricted cash in Brazil is held in U.S. dollars and relates to short term deposits in order to fulfill the collateral requirements for accounts payable.